The Prudential Insurance Company of America   Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department


                                              The Prudential Insurance Company
                                               of America
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              May 5, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Prudential Variable Appreciable Account (Registration No. 333-64957)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 3 and (ii) that the text of Post-Effective Amendment No. 3 was filed electronically on April 27, 2001. (Accession No. 0000891554-01-502272)



                                        By:   /s/
                                            ---------------------------------
                                                Thomas C. Castano
                                                Assistant General Counsel
                                                The Prudential Insurance Company
                                                 of America


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